SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the U.S. generally accepted accounting principles (‘‘US GAAP’’).

Principle of consolidation
Principle of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its consolidated subsidiaries, VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant inter-company transactions and balances have been eliminated upon consolidation.

Business combinations
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, provision for other receivables, estimating useful lives and impairment for property and equipment and acquired intangible assets, impairment of goodwill, valuation allowance for deferred tax assets and share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
Foreign currency

The functional and reporting currency of the Company is the United States dollar (“U.S. dollars”, “US$” or“$”). The functional currency of the Company's subsidiary, New Admiral, is U.S. dollars. The functional currency of the Company’s HK subsidiaries, JMU Investment and JMU Supply Chain, is Hong Kong dollars (“HK dollars”). The financial records of the Group’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Transactions denominated in currencies other than the respective entities’ functional currencies are re-measured into the functional currencies, in accordance with Accounting Standards Codification (“ASC”) 830 (“ASC 830”)
Foreign Currency Matters
, at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currencies at the exchange rates prevailing at the balance sheet date. All foreign exchange gains or losses are included in the consolidated statements of operations.

Assets and liabilities are translated to the reporting currency at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of consolidated statements of comprehensive loss.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

Accounts receivable, net of allowance
Accounts receivable, net of allowance

Accounts receivable represents those receivables derived in the ordinary course of business, carried at net realizable value.

The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves. The provision for doubtful accounts receivable for the years ended December 31, 2016, 2017 and 2018 was $nil, $nil and $293,814, respectively.

Inventories
Inventories

Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of written-down depends upon factors such as whether the goods are returnable to vendors, historical and forecasted consumer demand, market condition and the promotional environment.

Written-down amounts are recorded in cost of goods sold in the consolidated statements of operations. No inventory provision was recognized for each of the three years ended December 31, 2018.

Property and equipment
Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Office equipment	5 years
Vehicles	4 years
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Acquired intangible assets
Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization and impairment. Amortization of finite lived intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets.
The amortization period by major intangible asset classes is as follows:

Trade name/domain name	10 years
Non-compete agreement	4.5 years
Online platform	5 years
Customer relationship	5-10 years

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill

The Group evaluates the recoverability of its long-lived assets, including intangible assets with finite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

An impairment loss of $nil, $19,765,615 and $8,637,214 were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Impairment of goodwill
Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has determined to perform the annual impairment tests on December 31 of each year. The goodwill as of December 31, 2016, 2017 and 2018 was attributable solely to the JMU business on which an impairment loss of $nil, $127,252,810 and $105,818,351 were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Investments
Investment

Cost Method Investment

In accordance with ASC subtopic 325-20 (“ASC 325-20”),
Investments-Other: Cost Method Investments
, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. The Group regularly evaluates the impairment of the investment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized in earnings is equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Cost method accounting is also applied to investment that are not considered as “in-substance” common stock investment, and do not have readily determinable fair value.

No impairment was recognized for each of the two years ended December 31, 2017. For the year ended December 31, 2018, we recognized an impairment charge of $723,139.

Revenue recognition
Revenue recognition

The Group recognizes revenue from the sales of rice, flavoring, oil, seafood, wine and other types of generic food and beverage products through its online platform
www.ccjoin.com
. The website also serves as an online platform to connect
third-party
 vendors and customers. The Group recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

The Group recognizes revenue when the customers confirm the acceptance of the goods once they receive the delivered goods. The sales returns are considered and estimated when the related revenue was recognized.

Revenue is recorded net of surcharges and value-added tax ("VAT") and related surcharges.

The Group primarily generates revenue from online direct sales and online platform services.

Online direct sales

The Group primarily sells rice, flavoring, oil, seafood, wine and other products relating to catering and hotel industries through online direct sales. There is a separate channel on the Group’s online platform designated for the Group’s online direct sales and the Group records revenue from online direct sales on a gross basis as the Group acts as the principal in these arrangements: it is the primary obligor in the sales arrangements, has latitude in establishing prices and has discretion in suppliers' selection. On certain transactions, the Group also retains some of general inventory risk and physical inventory loss risk.

Online platform services

The Group also provides the online platform services to connect third-party sellers and purchasers for their transactions via its online marketplace. Online platform sales are made from the online stores under the third-party sellers’ names, and the Group records the related revenue on a net basis as the Group acts as the agent in these arrangements: it is not the primary obligor, does not bear inventory risk, and does not have the ability to establish the price or discretion in supplier selection. For the years ended December 31, 2016, 2017 and 2018, revenues related to the online platform services were nominal, as the Group normally does not charge any service fees to the third-party sellers and purchasers.

Value-added tax
Value-added tax

VAT is calculated at 0% on the revenue from primary agricultural products, 11% or 10% on the revenue from other agricultural products and 17% or 16% on the revenue from sales of other products. The Group reports revenue net of VAT. WFOE, VIE and VIE's subsidiaries are VAT general tax payers, which are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of revenue	Cost of revenue Cost of revenues primarily consists of purchased cost of the products sold related to online direct sales and payroll of the operating personnel.

Advertising and promotional expenses
Advertising and promotional expenses

Advertising and promotional expenses, including advertisements through various form of media and kinds of marketing and promotional activities, are included in “Selling and marketing expense” in the consolidated statements of operations and are expensed when incurred. Advertising and marketing expenses for the years ended December 31, 2016, 2017 and 2018 are $498,045, $101,232 and $137,464, respectively.

Operating leases
Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the consolidated statements of operations. In 2016, the Group entered into a 15-year lease arrangement for its new headquarters in Shanghai, China, which provided a seven month rent free period. In 2018, the Company changed its address of its principal executive office with no rent free period and cancelled the former lease arrangement. As of December 31, 2016, 2017 and 2018, the Group recognized non-current liabilities related to straight-lining of the seven month rent free period and the step increases in monthly rent to be paid over the lease term of
$1,086,342, $1,386,749 and $nil, respectively.

Income taxes
Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”),
Income Taxes
. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies the provision of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Loyalty program
Loyalty program

In 2016, the Group launched a customer loyalty program to certain qualified customers, who can earn customer credits from purchases if their annual spending with the Group exceeds RMB10 million. In 2017, the Group announced its revised customer loyalty program to certain qualified customers for granting customer credits only if their annual spending with the Group exceeds RMB100 million. The customers can redeem the earned credits for gift merchandise. In 2018, the Company abrogated customer loyalty program.

During 2016, the Group negotiated settlement of earned loyalty credits with 13 of its customers in ordinary shares of the Company. As part of the settlement, the Group agreed to issue 4.42 million of its ordinary shares, and recognized $1,377,503 in paid-in capital and selling expenses based on the grant date fair value of the ordinary shares. The Group is not legally obligated or expected to continue the redemption of the credits for the ordinary shares in the future.

Share-based payments
Share-based payments

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. In the second quarter of 2017, the Company elected to early adopt ASU No. 2016-09,
Compensation Stock Compensation (Topic 718): Improvement to Employee Share based Payment Accounting
, to account for forfeitures as they occur. The cumulative-effect adjustment to accumulated deficits was $nil as a result of the adoption of ASU 2016-09.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Group measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net loss per share
Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the stock options and restricted share units is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from operations, as their effect would be anti-dilutive.

Comprehensive loss
Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the consolidated statements of comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

Segment reporting
Segment reporting

The Group follows ASC 280,
Segment Reporting
. The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of integrated services to suppliers and consumers in the catering and hotel industries. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.

Fair value
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-	inputs are based upon quoted prices for instruments traded in active markets.

Level 2-	inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-	inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

Fair value of financial instruments
Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term bank borrowings, amounts due from/to related parties, accounts receivable, accounts payable and investment. The carrying values of cash, short-term bank borrowings, amounts due from/to related parties, accounts receivable and accounts payable approximate their fair values reported in the consolidated balance sheets due to the short-term maturities. The Group determined that it is not practicable to estimate the fair value of its cost method investment as of December 31, 2018 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

Financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities and goodwill based on Level 3 inputs in connection with business acquisition.

Recently accounting pronouncements
Recent accounting pronouncements

As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an “emerging growth company” (“EGC”) pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. We will take advantage of the extended transition period.

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASU 2014-09,
Revenue from Contracts with Customers (Topic 606)
which supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition. The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer. The new disclosure requirements will provide information about the nature, amount, timing and uncertainty of revenue and cash flows from revenue contracts with customers. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, for public business entities.

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The Group as an EGC has elected to adopt the new revenue standard as of the effective date applicable to nonissuers and will implement the new revenue standard on January 1, 2019 using the modified retrospective method. The Group has substantially completed its assessment and currently does not expect the adoption of this guidance will have significant effects on the Group’s revenue recognition practices, financial positions, results of operations or cash flows. The new standard will require the Group to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In January 2016, the FASB issued ASU No. 2016-01, to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, for public business entities. The Group as an EGC has elected to adopt this standard as of the effective date applicable to nonissuers and will implement the new standard on January 1, 2019 using the modified retrospective method. This accounting standards update does not have a material impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU2016-02,
Leases (Topic 842)
, to increase transparency and comparability among organizations by recognizing a right-of-use asset and a lease liability for all leases with terms longer than 12 months. Leases will be classified as either operating or financing. The definition of a lease has been revised in regards to when an arrangement conveys the right to control the use of the identified asset under the arrangement which may result in changes to the classification of an arrangement as a lease. The ASU expands the disclosure requirements of lease arrangements. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period, for public business entities. The Group as an EGC has elected to adopt the new lease standard as of the effective date applicable to nonissuers and will implement the new lease standard on January 1, 2020 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In addition, the Group will elect the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. The Group is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. As of December 31, 2018, the Group has US$145,444 of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see note 19).

In June 2016, the FASB issued ASU 2016-13,
Credit Losses, Measurement of Credit Losses on Financial Instruments
. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group as an EGC has elected to adopt the new ASU as of the effective date applicable to nonissuers and will implement the new ASU on January 1, 2020 using the modified retrospective method. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, the FASB issued ASU 2016-15,
Statement of Cash Flows (Topic 230)
, which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU requires that 1) debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows, 2) the classification of cash receipts and payments that have aspects of more than one class of cash flows to be applied under generally accepted accounting principles, and 3) each separately identifiable source or use within the cash receipts and payments be classified based on their nature in financing, investing or operating activities. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and is applied retrospectively. Early adoption is permitted including adoption in an interim period. The Group adopted this ASU on its effective date of January 1, 2018 and did not have any material impact on its consolidated financial statements upon adoption.

August 2018, the FASB issued ASU No. 2018-13,
Fair Value Measurement (Topic 820)
: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which changes certain disclosure requirements, including those related to Level 3 fair value measurements. The standard will be effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In October 2018, the FASB issued ASU No. 2018-17,
Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
: The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments are also effective for private entities with fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021.All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.